Schedule of Short-Term and Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total short-term debt	$ 4,592	$ 4,748
Less: deferred debt issuance costs, net		(16)
Total short-term debt	4,592	4,732
Total long-term debt	5,369	5,461
Less: deferred debt issuance costs, net	(15)	(36)
Long-term debt, net of current portion	5,369	5,461
Total long-term debt	5,384	5,497
Strong/MDI Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Total short-term debt	2,447	2,438
Insurance Note Payable [Member]
Short-Term Debt [Line Items]
Total short-term debt		83
Tenant Improvement Loan [Member]
Short-Term Debt [Line Items]
Total long-term debt	117	126
Total long-term debt	117
ICS Promissory Note [Member]
Short-Term Debt [Line Items]
Total long-term debt	388	446
Total long-term debt	388
Digital Ignition Buliding Loan [Member]
Short-Term Debt [Line Items]
Total long-term debt	4,879	4,925
Strong/MDI 20-year Installment Loan [Member]
Short-Term Debt [Line Items]
Total short-term debt	2,145	2,227
FG Group Holdings Inc [Member]
Short-Term Debt [Line Items]
Total short-term debt		4,748	$ 2,510
Less: deferred debt issuance costs, net		(16)
Total short-term debt		4,732	2,510
Total long-term debt		5,497	5,267
Less: current portion		(457)	(216)
Less: deferred debt issuance costs, net		(36)	(47)
Long-term debt, net of current portion		5,004	5,004
Total long-term debt		5,497
FG Group Holdings Inc [Member] | Strong MDI 5-Year Equipment Loan [Member]
Short-Term Debt [Line Items]
Total short-term debt			221
FG Group Holdings Inc [Member] | Strong/MDI Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Total short-term debt		2,438
FG Group Holdings Inc [Member] | Insurance Note Payable [Member]
Short-Term Debt [Line Items]
Total short-term debt		83
FG Group Holdings Inc [Member] | Tenant Improvement Loan [Member]
Short-Term Debt [Line Items]
Total long-term debt		126	162
Total long-term debt		126
FG Group Holdings Inc [Member] | ICS Promissory Note [Member]
Short-Term Debt [Line Items]
Total long-term debt		446
Total long-term debt		446
FG Group Holdings Inc [Member] | Digital Ignition Buliding Loan [Member]
Short-Term Debt [Line Items]
Total long-term debt		4,925	5,105
FG Group Holdings Inc [Member] | Strong/MDI 20-year Installment Loan [Member]
Short-Term Debt [Line Items]
Total short-term debt		2,227	2,289
Strong Global Entertainment Inc [Member]
Short-Term Debt [Line Items]
Total short-term debt	2,453	2,456	2,510
Total long-term debt	505	571	162
Less: current portion	(271)	(270)	(36)
Long-term debt, net of current portion	234	301	126
Strong Global Entertainment Inc [Member] | Tenant Improvement Loan [Member]
Short-Term Debt [Line Items]
Total long-term debt	117	126	162
Strong Global Entertainment Inc [Member] | ICS Promissory Note [Member]
Short-Term Debt [Line Items]
Total long-term debt	388	445
Strong Global Entertainment Inc [Member] | Twenty Year Installment Loan [Member]
Short-Term Debt [Line Items]
Total short-term debt			2,289
Strong Global Entertainment Inc [Member] | Five Year Equipment Loan [Member]
Short-Term Debt [Line Items]
Total short-term debt			221
Strong Global Entertainment Inc [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Total short-term debt	2,453	2,438
Strong Global Entertainment Inc [Member] | Insurance Financing [Member]
Short-Term Debt [Line Items]
Total short-term debt		$ 18